STOCKHOLDERS' EQUITY AND EQUITY COMPENSATION (Tables)	12 Months Ended
Sep. 30, 2025
Stockholders' Equity Note [Abstract]
Schedule of Compensation Cost for Share-based Payment Arrangements, Allocation of Share-based Compensation Costs by Plan
The following table summarizes the Company’s compensation expense relating to all stock-based incentive plans:

	For the Years Ended September 30,
	2025	2024	2023
Restricted stock	$24,191	$17,037	$18,595
ESOP(1)	—	8,533	20,583
Total stock-based compensation	$24,191	$25,570	$39,178
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(1) During the year ended September 30, 2023, special dividend ESOP charges included in compensation expense were $15,494.
Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity
A summary of restricted stock activity, inclusive of restricted stock units, for 2025 is as follows:

	Shares	Weighted Average Grant- Date Fair Value
Unvested at September 30, 2024	2,417,200	$37.96
Granted	595,798	81.30
Vested	(1,267,142)	77.21
Forfeited	(113,401)	29.94
Unvested at September 30, 2025	1,632,455	66.79